Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Advisers Investment Trust
Prospectus Date	rr_ProspectusDate	Jan. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

A SERIES OF ADVISERS INVESTMENT TRUST

Supplement dated December 16, 2019

to the Summary Prospectus and Prospectus dated January 28, 2019

Effective immediately, JOHCM Emerging Markets Opportunities Fund’s investment adviser, J O Hambro Capital Management Limited, has agreed to lower the management fee it charges to the JOHCM Emerging Markets Opportunities Fund (the “Fund”) from 105 basis points to 90 basis points and to increase the contractual expense reimbursements it provides to the Fund by lowering the contractual expense limitation from 129 basis points to 109 basis points. Therefore, the sections entitled “Fees and Expenses of the Fund – Annual Fund Operating Expenses” and “Fees and Expenses of the Fund – Example” on page 1 of the Summary Prospectus and the sections entitled “FUND SUMMARY – Fees and Expenses of the Fund” and “FUND SUMMARY – Example” on page 1 of the Prospectus are replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Shares	Class I Shares	Class II Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.90%	0.90%	0.90%
Distribution (Rule 12b-1) fees	None	0.10%	0.25%
Other Expenses	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses	1.09%	1.19%	1.34%
Fee Waivers and Reimbursements[2]	None	None	None

[1]	Restated to reflect current fees.

[2]
J O Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 1.09%, 1.19%, and 1.34% for Institutional Shares, Class I Shares, and Class II Shares, respectively, until January 28, 2020. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement. Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements may exceed 1.09%, 1.19%, and 1.34% for Institutional Shares, Class I Shares, and Class II Shares, respectively, due to certain excluded expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$111	$347	$601	$1,329
Class I Shares	$121	$378	$654	$1,443
Class II Shares	$136	$425	$734	$1,613

JOHCM Emerging Markets Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

A SERIES OF ADVISERS INVESTMENT TRUST

Supplement dated December 16, 2019

to the Summary Prospectus and Prospectus dated January 28, 2019

Effective immediately, JOHCM Emerging Markets Opportunities Fund’s investment adviser, J O Hambro Capital Management Limited, has agreed to lower the management fee it charges to the JOHCM Emerging Markets Opportunities Fund (the “Fund”) from 105 basis points to 90 basis points and to increase the contractual expense reimbursements it provides to the Fund by lowering the contractual expense limitation from 129 basis points to 109 basis points. Therefore, the sections entitled “Fees and Expenses of the Fund – Annual Fund Operating Expenses” and “Fees and Expenses of the Fund – Example” on page 1 of the Summary Prospectus and the sections entitled “FUND SUMMARY – Fees and Expenses of the Fund” and “FUND SUMMARY – Example” on page 1 of the Prospectus are replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Shares	Class I Shares	Class II Shares
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.90%	0.90%	0.90%
Distribution (Rule 12b-1) fees	None	0.10%	0.25%
Other Expenses	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses	1.09%	1.19%	1.34%
Fee Waivers and Reimbursements[2]	None	None	None

[1]	Restated to reflect current fees.

[2]
J O Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 1.09%, 1.19%, and 1.34% for Institutional Shares, Class I Shares, and Class II Shares, respectively, until January 28, 2020. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement. Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements may exceed 1.09%, 1.19%, and 1.34% for Institutional Shares, Class I Shares, and Class II Shares, respectively, due to certain excluded expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$111	$347	$601	$1,329
Class I Shares	$121	$378	$654	$1,443
Class II Shares	$136	$425	$734	$1,613

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
JOHCM Emerging Markets Opportunities Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
1 year	rr_ExpenseExampleYear01	$ 111
3 years	rr_ExpenseExampleYear03	347
5 years	rr_ExpenseExampleYear05	601
10 years	rr_ExpenseExampleYear10	$ 1,329
JOHCM Emerging Markets Opportunities Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
1 year	rr_ExpenseExampleYear01	$ 121
3 years	rr_ExpenseExampleYear03	378
5 years	rr_ExpenseExampleYear05	654
10 years	rr_ExpenseExampleYear10	$ 1,443
JOHCM Emerging Markets Opportunities Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
1 year	rr_ExpenseExampleYear01	$ 136
3 years	rr_ExpenseExampleYear03	425
5 years	rr_ExpenseExampleYear05	734
10 years	rr_ExpenseExampleYear10	$ 1,613

[1]	Restated to reflect current fees.
[2]	J O Hambro Capital Management Limited (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 1.09%, 1.19%, and 1.34% for Institutional Shares, Class I Shares, and Class II Shares, respectively, until January 28, 2020. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement. Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements may exceed 1.09%, 1.19%, and 1.34% for Institutional Shares, Class I Shares, and Class II Shares, respectively, due to certain excluded expenses.